Investments in Associates and Joint Ventures - Movements of Investments in Associates and Joint Ventures (Detail) ₩ in Millions	12 Months Ended
	Dec. 31, 2018 KRW (₩) Companies	Dec. 31, 2017 KRW (₩) Companies	Dec. 31, 2016 KRW (₩)
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	₩ 3,557,932	₩ 3,882,389
Acquisition	244,609	92,336
Dividends	(154,348)	(131,710)
Share of profits (losses)	112,635	10,540	₩ (88,677)
Other increase (decrease)	(110,825)	(295,623)
Book value, ending balance	3,650,003	3,557,932	3,882,389
Domestic [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	751,490	698,272
Acquisition	221,360	56,139
Dividends	(1,334)	(505)
Share of profits (losses)	25,500	11,918
Other increase (decrease)	(17,290)	(14,334)
Book value, ending balance	979,726	751,490	698,272
Domestic [member] | POSCO MITSUBISHI CARBON TECHNOLOGY [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	110,760	83,113
Share of profits (losses)	69,594	27,582
Other increase (decrease)	(162)	65
Book value, ending balance	180,192	110,760	83,113
Domestic [member] | EQP POSCO Global No1 Natural Resources Private Equity Fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	175,553	175,690
Share of profits (losses)	(1,430)	418
Other increase (decrease)		(555)
Book value, ending balance	174,123	175,553	175,690
Domestic [member] | Pospower Co Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Acquisition	176,731
Share of profits (losses)	(3,198)
Other increase (decrease)	(12,056)
Book value, ending balance	161,477
Domestic [member] | SNNC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	110,424	107,859
Share of profits (losses)	6,624	2,370
Other increase (decrease)	(126)	195
Book value, ending balance	116,922	110,424	107,859
Domestic [member] | QSONE Co.,Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	85,049	84,799
Dividends	(550)	(368)
Share of profits (losses)	1,051	618
Book value, ending balance	85,550	85,049	84,799
Domestic [member] | Chuncheon Energy Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	74,378	45,077
Acquisition		27,791
Share of profits (losses)	(11,900)	1,510
Book value, ending balance	62,478	74,378	45,077
Domestic [member] | Chungju Enterprise City Development Co.,Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	17,252	12,551
Share of profits (losses)	130	4,701
Book value, ending balance	17,382	17,252	12,551
Domestic [member] | Blue Ocean private equity fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	19,620	35,752
Share of profits (losses)	(17,930)	(8,154)
Other increase (decrease)	(1,690)	(7,978)
Book value, ending balance		19,620	35,752
Domestic [member] | Daesung Steel [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	15,500	12,302
Share of profits (losses)	144	3,198
Book value, ending balance	15,644	15,500	12,302
Domestic [member] | Incheon-Gimpo Expressway Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	31,660	37,372
Share of profits (losses)	(18,331)	(6,463)
Other increase (decrease)		751
Book value, ending balance	13,329	31,660	37,372
Domestic [member] | Keystone NO. 1. Private Equity Fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	12,379	13,314
Share of profits (losses)	(1,295)	(886)
Other increase (decrease)	99	(49)
Book value, ending balance	11,183	12,379	13,314
Domestic [member] | UITrans LRT Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	15,841	17,851
Share of profits (losses)	(15,841)	(2,010)
Book value, ending balance		15,841	17,851
Domestic [member] | KoFC POSCO HANWHA KB Shared Growth No. 2. Private Equity Fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	6,828	11,890
Share of profits (losses)	(1,089)	(197)
Other increase (decrease)		(4,865)
Book value, ending balance	5,739	6,828	11,890
Domestic [member] | KONES, Corp. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	2,827	5,641
Share of profits (losses)	29	(2,774)
Other increase (decrease)	(7)	(40)
Book value, ending balance	₩ 2,849	₩ 2,827	5,641
Domestic [member] | Other associates and joint ventures [member]
Disclosure of investments in associates and joint ventures [Line Items]
Number of companies in other associates and joint ventures | Companies	52	40
Book value, beginning balance	₩ 73,419	₩ 55,061
Acquisition	44,629	28,348
Dividends	(784)	(137)
Share of profits (losses)	18,942	(7,995)
Other increase (decrease)	(3,348)	(1,858)
Book value, ending balance	132,858	73,419	55,061
Foreign [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	2,806,442	3,184,117
Acquisition	23,249	36,197
Dividends	(153,014)	(131,205)
Share of profits (losses)	87,135	(1,378)
Other increase (decrease)	(93,535)	(281,289)
Book value, ending balance	2,670,277	2,806,442	3,184,117
Foreign [member] | Roy Hill Holdings Pty Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	1,125,133	1,186,859
Share of profits (losses)	59,095	46,020
Other increase (decrease)	(142,628)	(107,746)
Book value, ending balance	1,041,600	1,125,133	1,186,859
Foreign [member] | POSCO-NPS Niobium LLC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	348,836	393,570
Dividends	(22,254)	(17,277)
Share of profits (losses)	21,536	17,173
Other increase (decrease)	15,388	(44,630)
Book value, ending balance	363,506	348,836	393,570
Foreign [member] | KOBRASCO [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	108,485	88,308
Dividends	(37,710)	(22,135)
Share of profits (losses)	75,170	56,445
Other increase (decrease)	(12,496)	(14,133)
Book value, ending balance	133,449	108,485	88,308
Foreign [member] | BX STEEL POSCO Cold Rolled Sheet Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	88,305	97,369
Dividends		(5,542)
Share of profits (losses)	540	1,555
Other increase (decrease)	(454)	(5,077)
Book value, ending balance	88,391	88,305	97,369
Foreign [member] | DMSA/AMSA [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	56,735	74,935
Acquisition	17,973	13,712
Share of profits (losses)	(48,802)	(22,339)
Other increase (decrease)	803	(9,573)
Book value, ending balance	26,709	56,735	74,935
Foreign [member] | CSP - Compania Siderurgica do Pecem [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	146,427	330,463
Share of profits (losses)	(109,714)	(147,847)
Other increase (decrease)	(11,881)	(36,189)
Book value, ending balance	₩ 24,832	₩ 146,427	330,463
Foreign [member] | Other associates and joint ventures [member]
Disclosure of investments in associates and joint ventures [Line Items]
Number of companies in other associates and joint ventures | Companies	42	40
Book value, beginning balance	₩ 158,213	₩ 130,651
Acquisition	2,771	22,209
Dividends	(22,588)	(4,408)
Share of profits (losses)	42,937	46,535
Other increase (decrease)	(38,097)	(36,774)
Book value, ending balance	143,236	158,213	130,651
Foreign [member] | AES-VCM Mong Duong Power Company Limited [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	142,348	167,141
Dividends	(26,108)	(30,798)
Share of profits (losses)	30,096	19,644
Other increase (decrease)	63,600	(13,639)
Book value, ending balance	209,936	142,348	167,141
Foreign [member] | South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	197,069	215,996
Dividends	(29,301)	(37,016)
Share of profits (losses)	17,709	42,896
Other increase (decrease)	(6,018)	(24,807)
Book value, ending balance	179,459	197,069	215,996
Foreign [member] | 7623704 Canada Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	121,702	137,512
Dividends	(4,509)	(7,563)
Share of profits (losses)	4,373	7,468
Other increase (decrease)	5,319	(15,715)
Book value, ending balance	126,885	121,702	137,512
Foreign [member] | Eureka Moly LLC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	79,398	89,601
Share of profits (losses)	(406)	(35)
Other increase (decrease)	3,455	(10,168)
Book value, ending balance	82,447	79,398	89,601
Foreign [member] | AMCI (WA) PTY LTD [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	63,378	70,501
Share of profits (losses)	(3,412)	(4,299)
Other increase (decrease)	11,120	(2,824)
Book value, ending balance	71,086	63,378	70,501
Foreign [member] | Korea LNG Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	33,422	63,058
Dividends	(10,544)	(6,466)
Share of profits (losses)	10,542	(70,180)
Other increase (decrease)	10,134	47,010
Book value, ending balance	43,554	33,422	63,058
Foreign [member] | Nickel mining company SAS [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	45,905	45,138
Share of profits (losses)	(4,268)	424
Other increase (decrease)	75	343
Book value, ending balance	41,712	45,905	45,138
Foreign [member] | NCR LLC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	33,738	36,738
Acquisition	2,505	276
Share of profits (losses)	(5,909)	(60)
Other increase (decrease)	7,268	(3,216)
Book value, ending balance	37,602	33,738	36,738
Foreign [member] | PT. batutua tembaga raya [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	21,823	22,723
Share of profits (losses)	(1,817)	260
Other increase (decrease)	473	(1,160)
Book value, ending balance	20,479	21,823	22,723
Foreign [member] | Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	15,617	18,008
Share of profits (losses)	(735)	(1,268)
Other increase (decrease)	(86)	(1,123)
Book value, ending balance	14,796	15,617	18,008
Foreign [member] | PT. wampu electric power [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	13,391	8,706
Share of profits (losses)	177	5,927
Other increase (decrease)	552	(1,242)
Book value, ending balance	14,120	13,391	8,706
Foreign [member] | POSCO SeAH Steel Wire(Nantong) Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	6,517	6,840
Share of profits (losses)	23	303
Other increase (decrease)	(62)	(626)
Book value, ending balance	₩ 6,478	₩ 6,517	₩ 6,840